Borrowings and financial liabilities -Convertible notes to NEGMA following termination (Details)							1 Months Ended				12 Months Ended
	Jul. 16, 2021 EUR (€)	Jun. 24, 2021 shares	Mar. 16, 2021 EUR (€) shares	Nov. 18, 2020 EUR (€) shares	May 07, 2020 EUR (€) item shares	Apr. 06, 2020 EUR (€) item shares	Aug. 31, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€) item	Jun. 30, 2020 EUR (€) shares	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) item shares	Apr. 30, 2022 EUR (€)
Disclosure of other provisions [line items]
Damages claimed, monetary	€ 1,500,000		€ 910,000
Damages claimed in shares | shares		7,000,000	7,000,000										7,000,000
Number of bonds | item						140
Principal amount of loan								€ 4,000,000			€ 15,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000		€ 4,000,000
Par value of bond						€ 10,000
Penalty	50,000		€ 50,000
Number of shares to be delivered | shares											2,050,000
Financial expenses											€ 2,517,000	1,531,000				€ 1,496,000
Expenses and Legal Cost for Damage Claim	€ 8,000		€ 100,000
Number of shares to be returned | shares							2,050,000		2,050,000		16,379,256		7,000,000
Capital increase from offering							€ 4,950,000				€ 20,205,000	23,486,000
Share capital increase (in shares) | shares											1,867,304		4,870,155
Fair value of number of shares to be returned											€ 3,619,000	6,447,000
Net financial income related to Negma returning to Biophytis damages paid											20,000	34,000
Exercise of warrants											742,000	1,315,000
Penalty payment to be received from investor											910,000	910,000
Financial income											24,000	34,000				€ 18,000
Value of shares to be returned									€ 1,394,000
Amounts payable, related party transactions									€ 1,521,000		€ 0	7,357,000	€ 7,357,000	€ 7,357,000	€ 7,357,000
Closing price | € / shares											€ 0.64
Biophytis shares to be received from Negma											€ 3,421,000	(1,212,000)
Bonds converted to new shares								1,280		224,000,000	376
Number of shares issued upon conversion of bonds | shares											224
Number Of Shares To Be Returned | shares							2,050,000		2,050,000		16,379,256		7,000,000
Exercise of warrants (in shares) | shares													694,444
Convertible notes to NEGMA [Member]
Disclosure of other provisions [line items]
Damages claimed, monetary											€ 1,500,000
Penalty					€ 7,000	911,000
Damages					€ 378,000
Number of shares to be delivered | shares					2,050,000
Expenses and Legal Cost for Damage Claim											€ 100,000	8,000
Number of shares to be returned | shares				2,050,000									2,050,000
Capital increase from offering												1,210,000
Share capital increase (in shares) | shares											4,950,000		585,936
Net financial income related to Negma returning to Biophytis damages paid				€ 378,000
Penalty payment to be received from investor				41,000								€ 910,000
Value of shares to be returned				€ 1,212,000
Bonds converted to new shares					41						376			68	68	242
Number of shares issued upon conversion of bonds | shares					2,050,000						16,379,256		3,400,000			10,499,841
Number Of Shares To Be Returned | shares				2,050,000									2,050,000
Provisions for litigation
Disclosure of other provisions [line items]
Closing price | € / shares												€ 0.27	€ 0.27	€ 0.27	€ 0.27
Provisions for litigation | Convertible notes to NEGMA [Member]
Disclosure of other provisions [line items]
Damages claimed, monetary						€ 911,000
Damages claimed in shares | shares						7,000,000
Principal amount of loan						€ 1,400,000